Revenue And Other Operating Income - Summary of Revenues and Other Operating Income - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Revenue And Other Operating Income [Line Items]
Income from insurance claims (insurance)	$ 90,606	$ 15,651	$ 7,232
Electricity Generation Segment [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Income from insurance claims (insurance)	55,553
Electricity Distribution Segment [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Income from insurance claims (insurance)	15,433
Municipalities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	61,947	59,293
Government Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	41,640	44,768
Agricultural Sector Entities [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	8,007	8,358
Public Services Companies and Telecommunications [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	4,936	4,478
Educational Area [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	1,578	1,873
Health Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	12,130	13,058
Other Consumers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenues from energy sales	$ 41,221	31,346
Exchange rate hedge [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Reserve of cash flow hedges		$ 657,134